Taxation	6 Months Ended
Mar. 31, 2025
Taxation [Abstract]
TAXATION

Note 9 TAXATION

The Company and its subsidiaries file tax returns separately.

1) Income tax

The Company is a Cayman Islands exempted company and currently conducts operations primarily through subsidiaries that are incorporated in the Cayman Islands, the British Virgin Islands and Hong Kong.

The Cayman Islands

The Company and PGAM are incorporated in the Cayman Islands and the Cayman Islands currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty.

Pursuant to the Tax Concessions Act of the Cayman Islands, the Company has obtained an undertaking: (a) that no law which is enacted in the Cayman Islands imposing any tax to be levied on profits, income, gains or appreciation shall apply to the Company or its operations; and (b) that the aforesaid tax or any tax in the nature of estate duty or inheritance tax shall not be payable on the shares, debentures or other obligations of the Company.

The undertaking for the Company is for a period of twenty years from November 2, 2018.

There are no other taxes likely to be material to the Company levied by the Government of the Cayman Islands save certain stamp duties which may be applicable, from time to time, on certain instruments executed in or brought within the jurisdiction of the Cayman Islands.

The Cayman Islands are a party to a double tax treaty entered into with the United Kingdom in 2010 but are otherwise not a party to any other double tax treaties.

British Virgin Islands

PPWM and PAI are subsidiaries of the Company incorporated in the British Virgin Islands. There is no income or other tax in the British Virgin Islands imposed by withholding or otherwise on any payment to be made to or by the subsidiary incorporated in the British Virgin Islands.

California

PWAI incorporated in California, the California currently levy 8.84% business taxes on corporations based upon taxable income and the U.S. currently levy 21% federal corporate taxes on corporations based upon net taxable income. The Company’s subsidiary, PWAI, in California did not have assessable income that were derived in California for the six months ended March 31, 2025. Therefore, no California tax has been provided for the six months ended March 31, 2025.

Singapore

Wealth AI is subsidiary of the Company incorporated in Singapore. There is no income or other tax in the Singapore imposed by withholding or otherwise on any payment to be made to or by the subsidiary incorporated in the Singapore.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. The Company subsidiaries registered in Hong Kong are now subject to the new assessments in Hong Kong beginning in its fiscal year 2019. If, at the end of the basis period of the entity for the relevant year of assessment, the entity has one or more connected entities, the two-tiered profits tax rates would only apply to the one which is nominated to be chargeable at the two-tiered rates. The others would not qualify for the two-tiered profits tax rates and will continue to be subject to the rate of 16.5%. The Company’s subsidiary, PWM, in Hong Kong did not have assessable profits that were derived in Hong Kong for the six months ended March 31, 2025 and 2024. Therefore, no Hong Kong profit tax has been provided for the six months ended March 31, 2025 and 2024. PPWM, the Company’s BVI subsidiary, is doing business in Hong Kong and derives its income primarily in the region.

PPWM is subject to Hong Kong profit tax with statutory tax rate of 16.5% according to the relevant tax laws and regulations of Hong Kong. PAM, the Company’s Hong Kong subsidiary, is doing business in Hong Kong and derives its income primarily in the region. PAM is subject to Hong Kong profit tax and has elected the two-tiered profits tax rates from the year of 2018/2019 onwards.

The components of the income taxes provision are:

	For six months ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Current	$—	$7,184
Deferred	(46,948)	6,825
Total income taxes (benefits) provision	$(46,948)	$14,009

Significant components of deferred tax assets were as follows:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Deferred tax assets	$—	$—
Current period addition(1)	—	5,620
Current period reversal(1)	—	—
Exchange rate effect	—	—
Gross deferred tax assets	$—	$5,620
Less: valuation allowance	—	(5,620)
Total deferred tax assets	—	—
(1)	The Group had a net taxable loss of HK$532,308 (US$68,124) arising from the PAM’s operation as of September 30, 2024, which was available to reduce future taxable income, and all of these losses can be carried forward indefinitely. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. On the basis of this evaluation, the Group recognized a valuation allowance against deferred tax assets on tax loss carry-forwards of $5,620 for the years ended September 30, 2024

Significant components of deferred tax liabilities were as follows:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Deferred tax liabilities(1)	$11,390	$14,415
Current period addition(1	87,118	—
Current period reversal(2)	(80)	(3,112)
Exchange rate effect	(9)	87
Deferred tax liabilities, net	$98,419	$11,390
(1)	As an impact of Topic 606, the Company recognized revenues from renewal premiums when performance obligation delivered by increasing the opening balance of retained earnings and recording a deferred tax liability of $11,390 at the beginning of 2024. The deferred tax liabilities resulted from a temporary difference between the accounting income before income taxes and taxable income.

(2)	The reversal of deferred tax liabilities was as the receivables were billable due to the renewal of insurance of HK$624 and HK$24,313 respectively as of March 31, 2025 and September 30, 2024.

Income before income taxes is attributable to the following tax jurisdictions:

	For six months ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Hong Kong	$(354,493)	$152,540
Cayman	(3,316,373)	(641,960)
Singapore	(11,170)	—
Loss before income taxes	$(3,682,036)	$(489,420)

Reconciliation between the Hong Kong statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	For six months ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Loss before income taxes expenses	$(3,682,036)	$(489,420)
Income tax statutory rate	16.5%	16.5%
Income tax (benefit) expense at statutory tax rate	(607,534)	(80,754)
Reconciling items:
Effect of tax-exempt for subsidiaries incorporated in Cayman Islands and Singapore	549,045	105,924
Effect of valuation allowance on deferred tax assets	—	6,825
Effect of different tax rates for the first HK$2 million(1)	9,599	(6,913)
Effect of non-deductible item	1,942	(11,073)
Income taxes (benefit) expense	(46,948)	14,009
Effective income tax rate	1.28%	2.86%
(1)	From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2.0 million (approximately $0.26 million), and 16.5% on any part of assessable profits over HK$2.0 million (approximately $0.26 million). If, at the end of the basis period of the entity for the relevant year of assessment, the entity has one or more connected entities, the two-tiered profits tax rates would only apply to the one which is nominated to be chargeable at the two-tiered rates. The others would not qualify for the two-tiered profits tax rates and will continue to be subject to the rate of 16.5%.